Convertible Loan - Additional Information (Details)			1 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 04, 2019 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Apr. 04, 2019 USD ($) $ / shares
Aggregate principal amount of convertible loan				¥ 13,000,000.0
Cash received from Convertible loan					$ 1,174,900,000	¥ 1,174,616,692
Convertible Loan Agreement | Alibaba Investment Limited
Aggregate principal amount of convertible loan		¥ 1,147,000,000.0					$ 171,100,000
Conversion price per share | $ / shares							$ 60.00
Convertible loan interest rate per anum		3.00%					3.00%
Convertible loan mature period		3 years
Accrued interest				58,800,000
Additional consideration exchanged in return for two conversion date extensions | $			$ 0
Cash received from Convertible loan				1,147,000,000.0	$ 171,100,000
Convertible loan maturity date		Apr. 04, 2022
Debt Instrument Accrued Interest				¥ 36,800,000		¥ 26,900,000
Convertible Loan Agreement | Alibaba Investment Limited | Class A Ordinary Shares
Number of calendar days for convertible loan convertible into ordinary shares		240 days
Number of calendar days for convertible loan pursuant to supplemental agreement	422 days		605 days
Convertible Loan Agreement | Alibaba Investment Limited | American Depositary Shares
Conversion price per share | $ / shares							$ 15.00